Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000141138 | Equity Funds
Holdings [Line Items]
Percent of Total Investments	55.20%
C000141138 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	33.60%
C000141138 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	11.20%
C000141139 | Equity Funds
Holdings [Line Items]
Percent of Total Investments	55.20%
C000141139 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	33.60%
C000141139 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	11.20%
C000007905 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000007905 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000007905 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007905 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007905 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007905 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007905 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007905 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007905 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007905 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007905 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007905 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007905 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007906 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000007906 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000007906 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007906 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007906 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007906 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007906 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007906 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007906 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007906 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007906 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007906 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007906 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007907 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000007907 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000007907 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007907 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007907 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007907 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007907 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007907 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007907 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007907 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007907 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007907 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007907 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007911 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000007911 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000007911 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000007911 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000007911 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007911 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007911 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000007911 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007911 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000007911 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007911 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007911 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007911 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007913 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000007913 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000007913 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000007913 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000007913 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007913 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007913 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000007913 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007913 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000007913 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007913 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007913 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007913 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007914 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
C000007914 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000007914 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000007914 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007914 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007914 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007914 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007914 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007914 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007914 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007914 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007914 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007916 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
C000007916 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000007916 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000007916 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007916 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007916 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007916 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007916 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007916 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007916 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007916 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007916 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007916 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007923 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000007923 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000007923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000007923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007923 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007923 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000007923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007923 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007923 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007923 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007923 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007925 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000007925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000007925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000007925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007925 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000007925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007925 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007932 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000007932 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000007932 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007932 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000007932 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007932 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007932 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007932 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007932 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007932 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007932 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007934 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000007934 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000007934 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007934 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000007934 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007934 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007934 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007934 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007934 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007934 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007934 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007917 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000007917 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000007917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000007917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000007917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007917 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007917 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007917 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007917 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000007919 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000007919 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000007919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000007919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000007919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007919 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007919 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007919 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007919 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007919 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007919 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000007938 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	11.80%
Percent of Net Short Exposure	0.00%
C000007938 | United States
Holdings [Line Items]
Percent of Net Long Exposure	67.40%
Percent of Net Short Exposure	0.00%
C000007938 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000007938 | France
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000007938 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	0.00%
C000007938 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000007938 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000007938 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007938 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000007938 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000007938 | South Korea
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
Percent of Net Short Exposure	0.00%
C000007939 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	11.80%
Percent of Net Short Exposure	0.00%
C000007939 | United States
Holdings [Line Items]
Percent of Net Long Exposure	67.40%
Percent of Net Short Exposure	0.00%
C000007939 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000007939 | France
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000007939 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	0.00%
C000007939 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000007939 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000007939 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007939 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000007939 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000007939 | South Korea
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
Percent of Net Short Exposure	0.00%
C000007940 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	11.80%
Percent of Net Short Exposure	0.00%
C000007940 | United States
Holdings [Line Items]
Percent of Net Long Exposure	67.40%
Percent of Net Short Exposure	0.00%
C000007940 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000007940 | France
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000007940 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	0.00%
C000007940 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000007940 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000007940 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007940 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000007940 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000007940 | South Korea
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
Percent of Net Short Exposure	0.00%
C000007929 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000007929 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000007929 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000007929 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195945 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000195945 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000195945 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195945 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000195945 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000195945 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000195945 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000195945 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000195945 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195945 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000195945 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195945 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195945 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225417 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000225417 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000225417 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225417 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000225417 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225417 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225417 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000225417 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225417 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225417 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225417 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225417 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225417 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007920 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000007920 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000007920 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000007920 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007920 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007920 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000007920 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007920 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007920 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007920 | China
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007920 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007920 | India
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007920 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007908 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000007908 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000007908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007908 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000007908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007908 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007908 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007908 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007908 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007910 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000007910 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000007910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007910 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007910 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000007910 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007910 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007910 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007910 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007899 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000007899 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000007899 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007899 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000007899 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007899 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007899 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007899 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007899 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007899 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007899 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007899 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007899 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007901 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000007901 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000007901 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007901 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000007901 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007901 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007901 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007901 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007901 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007901 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007901 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007901 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007901 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007902 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000007902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000007902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007902 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007902 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007902 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007903 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000007903 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000007903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007903 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007903 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007903 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007904 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000007904 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000007904 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007904 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007904 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007904 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007904 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007904 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007904 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007904 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007904 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007904 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007904 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195946 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(17.30%)
C000195946 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000195946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000195946 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000195946 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000195946 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195946 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000195946 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000195946 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195946 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195946 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195946 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000195946 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000225418 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(17.30%)
C000225418 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000225418 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000225418 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000225418 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000225418 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225418 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000225418 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225418 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225418 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225418 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225418 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225418 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	18.10%